Shareholder Fees	Sep. 19, 2025 USD ($)
Eventide Large Cap Growth ETF | Eventide Large Cap Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Eventide Large Cap Value ETF | Eventide Large Cap Value ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide Small Cap ETF | Eventide Small Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0